Goodwill and Intangible Assets - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Minimum
Disclosure of information for cash-generating units
Growth rate used to extrapolate cash flow projections	3.00%
Maximum
Disclosure of information for cash-generating units
Growth rate used to extrapolate cash flow projections	3.70%
Farmers Edge Inc
Disclosure of information for cash-generating units
Non-cash goodwill impairment charge	$ 133.4
Insurance and reinsurance companies
Disclosure of information for cash-generating units
Investment return rate	5.00%
Insurance and reinsurance companies | Minimum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	9.30%
Insurance and reinsurance companies | Maximum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	13.70%
Non-insurance companies | Minimum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	10.50%
Non-insurance companies | Maximum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	16.90%